LEASES (Details Narrative)	12 Months Ended
Dec. 31, 2025
Leases
Operating leases term, description	The Company currently has a lease for its offices until March 31, 2030. The Company also leases several vehicles, each for a 3-year term.
Operating leases weighted average remaining lease term	4 years 1 month 6 days
Weighted average discount rate	8.00%